Investment Securities - By Types (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	$ 74	$ 93
Total	80	99
Non-U.S. government and government sponsored entities
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	1	1
Corporate debt
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	68	85
RMBS
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	1	1
CMBS
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	0	1
CDO/ABS
Schedule of Held-to-maturity Securities [Line Items]
Total bonds	4	5
Preferred stocks
Schedule of Held-to-maturity Securities [Line Items]
Preferred stock	$ 6	$ 6